NOTE 8 - INTANGIBLE ASSETS - Schedule of Finite-Lived Intangible Assets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 792,653	$ 715,179
Less accumulated amortization	(83,500)	(32,750)
Intangible assets, net	709,153	682,429
Distribution Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	314,000	314,000
Patented Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	324,653	332,179
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	131,000	46,000
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 23,000	$ 23,000